N-4	Apr. 14, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account Q
Entity Central Index Key	0001048604
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2023
Amendment Flag	false
Group Multi-Fund
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 10th anniversary since your last purchase payment, you may be assessed a surrender charge of up to 6% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first two years after your purchase payment, you could be assessed a charge of up to $6,000 on the purchase payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges
If you participate in a tax deferred retirement plan that allows participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $35 may be charged to set up and process a loan. The loan maintenance fee is an annual rate of 2.5%.
•Fee Tables •Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.55%[1]	1.002%[1]
	Investment options (fund fees and expenses)	0.23%[2]	1.79%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	N/A	N/A
1 As a percentage of average daily net assets in the Subaccounts.
2 As a percentage of fund net assets.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $3,138
	Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No additional purchase payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 10th anniversary since your last purchase payment, you may be assessed a surrender charge of up to 6% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first two years after your purchase payment, you could be assessed a charge of up to $6,000 on the purchase payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Transaction Charges
If you participate in a tax deferred retirement plan that allows participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $35 may be charged to set up and process a loan. The loan maintenance fee is an annual rate of 2.5%.
•Fee Tables •Charges and Other Deductions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.55%[1]	1.002%[1]
	Investment options (fund fees and expenses)	0.23%[2]	1.79%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	N/A	N/A
1 As a percentage of average daily net assets in the Subaccounts.
2 As a percentage of fund net assets.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $3,138
	Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No additional purchase payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.55%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.002%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily net assets in the Subaccounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.79%
Investment Options Footnotes [Text Block]	As a percentage of fund net assets.
Optional Benefits Minimum [Percent]
Optional Benefits Maximum [Percent]
Lowest Annual Cost [Dollars]	$ 1,225
Highest Annual Cost [Dollars]	$ 3,138
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Variable Annuity Account •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral and long-term income also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrenders and Withdrawals •Fee Tables
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Variable Annuity Account •Investments in the Variable Annuity
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
•Principal Risks

Investment Restrictions [Text Block]	•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.•We reserve the right to remove or substitute the funds that are available as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	•N/A
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	•Your registered representative may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.•This potential conflict of interest may influence your registered representative to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that Contractowners or Participants will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account. State premium taxes may also be deducted. TRANSACTION EXPENSES
Loan Establishment Fee per loan (where allowed by law)[1]	$35
Surrender Charge (as a percentage of Account Value surrendered/withdrawn)[2]	6.00%
1We may reduce or waive these charges in certain situations. See Charges and Other Deductions.[2]The surrender charge is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.  The following table describes the fees and expenses that you will pay each year during the time that you own the contract, not including fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Annual Administrative Charge (Account Fee):	$25

Base Contract Expenses (as a percentage of average Account Value in the Subaccounts):
“Standard” mortality and expense risk charge	1.002%
“1st Breakpoint” mortality and expense risk charge[1]	0.75%
“2nd Breakpoint” mortality and expense risk charge[1]	0.55%
[1]Only certain contracts or plan are eligible for breakpoint coverage.The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	1.79%
Total Annual Fund Operating Expenses (after contractual waivers/ reimbursements*)[1]	0.23%	1.15%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
Administrative Expense, Current [Dollars]	$ 25
Base Contract Expense (of Average Account Value), Current [Percent]	1.002%
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	1.79%
Total Annual Fund Operating Expenses (after contractual waivers/ reimbursements*)[1]	0.23%	1.15%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	1.79%
Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Standard	$8,972	$15,113	$20,412	$31,377
Breakpoint	$8,738	$14,415	$19,245	$28,951

No Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Standard	$2,841	$8,710	$14,840	$31,377
Breakpoint	$2,591	$7,965	$13,604	$28,951

Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include: Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract. Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon. Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses. Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract. You must obtain our approval for Purchase Payments totaling $1 million or more. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging	Allows you to automatically transfer a designated amount from certain Subaccount, or the fixed side of the contract, into one or more Subaccounts on a monthly basis for 1, 2 or 3 years.	None
•Minimum amount to be dollar cost
averaged is $10,000 for 1 year, and
$25,000 for 2 years and 3 years.
•Different time periods may be offered for
new Purchase Payments and for
transfers of Contract Value.
•State variations may exist.

Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•Automatic withdrawal service/systemic withdrawal option.
Systemic Transfer Service	Allows you to fully liquidate your fixed account balance over five years and automatically transfer to one or more of the Subaccounts.	None
•A distribution or a nonscheduled transfer
from the fixed account may cancel the
systematic transfer program
prematurely.
•The program will be canceled
prematurely if the fixed account balance
falls to $0.

Cross-Reinvestment Service	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	•Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing. •Not available for new participants.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•Rebalancing my take place quarterly, semi-annually or annually.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-341-0441 or by sending an email request to Multi-FundE-Service@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	-26.38%	8.55%	11.31%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.58%	-15.83%	3.62%	5.96%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.61%	-16.51%	4.00%	6.67%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.64%	-16.94%	4.51%	7.38%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.69%	-17.75%	5.28%	8.28%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.73%	-18.30%	5.79%	8.60%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.73%	-18.30%	5.78%	8.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.73%	-18.35%	5.76%	8.69%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.73%	-18.36%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.73%	-18.27%	N/A	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	-24.52%	12.31%	14.69%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	0.64%[2]	-2.28%	5.84%	7.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	0.69%[2]	-26.73%	6.38%	8.55%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	0.72%[2]	-23.57%	6.75%	7.03%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	-11.41%	2.09%	3.21%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.42%	-8.87%	6.08%	10.64%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class3	0.80%[2]	-13.73%	6.10%	10.48%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware REIT Fund)	0.83%[2]	-25.30%	2.41%	5.21%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%[2]	-3.27%	6.77%	10.64%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3]	0.71%[2]	-11.21%	2.86%	5.39%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.72%[2]	-12.06%	3.56%	4.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class	0.66%[2]	-13.33%	1.79%	3.73%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.76%[2]	-9.17%	4.14%	6.71%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.56%[2]	-14.33%	1.87%	3.57%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class	0.60%[2]	-16.83%	-0.99%	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class	0.66%[2]	-15.18%	3.53%	4.67%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class	0.68%[2]	-16.87%	4.20%	5.25%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class	0.70%[2]	-17.74%	4.96%	5.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class	0.71%[2]	-17.95%	5.33%	6.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class	0.71%[2]	-17.87%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	0.76%	9.00%	8.63%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class	0.67%	-14.30%	-0.18%	0.92%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.[2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such partiesmake any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.[5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.[6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-341-0441 or by sending an email request to Multi-FundE-Service@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	-26.38%	8.55%	11.31%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.58%	-15.83%	3.62%	5.96%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.61%	-16.51%	4.00%	6.67%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.64%	-16.94%	4.51%	7.38%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.69%	-17.75%	5.28%	8.28%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.73%	-18.30%	5.79%	8.60%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.73%	-18.30%	5.78%	8.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.73%	-18.35%	5.76%	8.69%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.73%	-18.36%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.73%	-18.27%	N/A	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	-24.52%	12.31%	14.69%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	0.64%[2]	-2.28%	5.84%	7.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	0.69%[2]	-26.73%	6.38%	8.55%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	0.72%[2]	-23.57%	6.75%	7.03%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	-11.41%	2.09%	3.21%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.42%	-8.87%	6.08%	10.64%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class3	0.80%[2]	-13.73%	6.10%	10.48%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware REIT Fund)	0.83%[2]	-25.30%	2.41%	5.21%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%[2]	-3.27%	6.77%	10.64%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3]	0.71%[2]	-11.21%	2.86%	5.39%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.72%[2]	-12.06%	3.56%	4.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class	0.66%[2]	-13.33%	1.79%	3.73%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.76%[2]	-9.17%	4.14%	6.71%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.56%[2]	-14.33%	1.87%	3.57%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class	0.60%[2]	-16.83%	-0.99%	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class	0.66%[2]	-15.18%	3.53%	4.67%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class	0.68%[2]	-16.87%	4.20%	5.25%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class	0.70%[2]	-17.74%	4.96%	5.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class	0.71%[2]	-17.95%	5.33%	6.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class	0.71%[2]	-17.87%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	0.76%	9.00%	8.63%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class	0.67%	-14.30%	-0.18%	0.92%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Group Multi-Fund | ShortTermInvestmentRiskMember
Prospectus:
Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
Group Multi-Fund | VariableOptionRiskMember
Prospectus:
Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
Group Multi-Fund | ManagedVolatilityFundRiskMember
Prospectus:
Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Group Multi-Fund | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Group Multi-Fund | TransferRiskMember
Prospectus:
Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time.
Group Multi-Fund | PurchasePaymentRiskMember
Prospectus:
Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract. You must obtain our approval for Purchase Payments totaling $1 million or more. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract.
Group Multi-Fund | FeeandExpenseRiskMember
Prospectus:
Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Group Multi-Fund | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Group Multi-Fund | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Group Multi-Fund | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Group Multi-Fund | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.•The benefits of tax deferral and long-term income also mean the Contract is more beneficial to investors with a long-term investment horizon.
Group Multi-Fund | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.•Each investment option (including the fixed account option) has its own unique risks.•You should review the investment options before making an investment decision.
Group Multi-Fund | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
Group Multi-Fund | ABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class B
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Group Multi-Fund | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Group Multi-Fund | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Group Multi-Fund | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Group Multi-Fund | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
Group Multi-Fund | DelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series - Service Class
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Group Multi-Fund | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(7.42%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Group Multi-Fund | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(26.38%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Group Multi-Fund | FidelityVIPFreedom2020PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM- Service Class
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Group Multi-Fund | FidelityVIPFreedom2025PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM- Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Group Multi-Fund | FidelityVIPFreedom2030PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM- Service Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(16.94%)
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Group Multi-Fund | FidelityVIPFreedom2035PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM- Service Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(17.75%)
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Group Multi-Fund | FidelityVIPFreedom2040PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Group Multi-Fund | FidelityVIPFreedom2045PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Group Multi-Fund | FidelityVIPFreedom2050PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.35%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.69%
Group Multi-Fund | FidelityVIPFreedom2055PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.36%)
Group Multi-Fund | FidelityVIPFreedom2060PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.27%)
Group Multi-Fund | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	14.69%
Group Multi-Fund | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.83%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Group Multi-Fund | LVIPBlackRockDividendValueManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(2.28%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Group Multi-Fund | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.38%)
Group Multi-Fund | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(4.70%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	0.80%
Group Multi-Fund | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(28.64%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Group Multi-Fund | LVIPBlendedLargeCapGrowthManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital in a manner consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Group Multi-Fund | LVIPBlendedMidCapManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(23.57%)
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Group Multi-Fund | LVIPDelawareBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Delaware Bond Fund - Standard Class
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.17%
Group Multi-Fund | LVIPDelawareDiversifiedFloatingRateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Floating Rate Fund - Service Class
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(0.16%)
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.95%
Group Multi-Fund | LVIPDelawareDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Income Fund - Standard Class
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(13.86%)
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Group Multi-Fund | LVIPDelawareHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Delaware High Yield Fund - Standard Class
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(11.41%)
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Group Multi-Fund | LVIPDelawareMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Mid Cap Value Fund - Standard Class
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(8.87%)
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Group Multi-Fund | LVIPDelawareSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware SMID Cap Core Fund - Standard Class3
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	6.10%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Group Multi-Fund | LVIPDelawareSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Social Awareness Fund - Standard Class
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.78%
Group Multi-Fund | LVIPDelawareUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Delaware U.S. REIT Fund - Standard Class
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.30%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Group Multi-Fund | LVIPDelawareValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Value Fund - Standard Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(3.27%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Group Multi-Fund | LVIPDelawareWealthBuilderFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a responsible level of income and the potential for capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Wealth Builder Fund - Standard Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(11.21%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	5.39%
Group Multi-Fund | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(15.25%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Group Multi-Fund | LVIPFranklinTempletonGlobalEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(12.06%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Group Multi-Fund | LVIPFranklinTempletonMultiFactorEmergingMarketsFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	(1.46%)
Average Annual Total Returns, 10 Years [Percent]	0.34%
Group Multi-Fund | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.40%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Group Multi-Fund | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Group Multi-Fund | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Group Multi-Fund | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	0.53%
Group Multi-Fund | LVIPJPMorganRetirementIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Standard Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.33%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Group Multi-Fund | LVIPJPMorganSelectMidCapValueManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.17%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Group Multi-Fund | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.13%)
Average Annual Total Returns, 5 Years [Percent]	(1.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.42%)
Group Multi-Fund | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.76%)
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	3.60%
Group Multi-Fund | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	0.70%
Group Multi-Fund | LVIPSSGAGlobalTacticalAllocationManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Group Multi-Fund | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	4.32%
Group Multi-Fund | LVIPSSGAInternationalManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA International Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(16.83%)
Average Annual Total Returns, 5 Years [Percent]	(0.99%)
Group Multi-Fund | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Group Multi-Fund | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000®Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(20.78%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Group Multi-Fund | LVIPTRowePrice2020FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2020 Fund - Standard Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Group Multi-Fund | LVIPTRowePrice2030FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2030 Fund - Standard Class
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(16.87%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Group Multi-Fund | LVIPTRowePrice2040FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2040 Fund - Standard Class
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(17.74%)
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Group Multi-Fund | LVIPTRowePrice2050FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2050 Fund - Standard Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(17.95%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Group Multi-Fund | LVIPTRowePrice2060FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2060 Fund - Standard Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(17.87%)
Group Multi-Fund | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Group Multi-Fund | LVIPVanguardDomesticEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(18.95%)
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	11.27%
Group Multi-Fund | LVIPVanguardInternationalEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(16.83%)
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Group Multi-Fund | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Group Multi-Fund | PIMCOVITTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Administrative Class
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Group Multi-Fund | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer a designated amount from certain Subaccount, or the fixed side of the contract, into one or more Subaccounts on a monthly basis for 1, 2 or 3 years.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Minimum amount to be dollar cost averaged is $10,000 for 1 year, and $25,000 for 2 years and 3 years.•Different time periods may be offered for new Purchase Payments and for transfers of Contract Value.•State variations may exist.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Group Multi-Fund | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Automatic withdrawal service/systemic withdrawal option.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Group Multi-Fund | SystemicTransferServiceMember
Prospectus:
Name of Benefit [Text Block]	Systemic Transfer Service
Purpose of Benefit [Text Block]	Allows you to fully liquidate your fixed account balance over five years and automatically transfer to one or more of the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•A distribution or a nonscheduled transfer from the fixed account may cancel the systematic transfer program prematurely. •The program will be canceled prematurely if the fixed account balance falls to $0.
Name of Benefit [Text Block]	Systemic Transfer Service
Group Multi-Fund | CrossReinvestmentMember
Prospectus:
Name of Benefit [Text Block]	Cross-Reinvestment Service
Purpose of Benefit [Text Block]	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.•Not available for new participants.
Name of Benefit [Text Block]	Cross-Reinvestment Service
Group Multi-Fund | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Rebalancing my take place quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Portfolio Rebalancing
Group Multi-Fund | LoansMember
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 35
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We may reduce or waive these charges in certain situations. See Charges and Other Deductions.
Group Multi-Fund | Breakpoint1Member
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.75%
Group Multi-Fund | Breakpoint2Member
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.55%
Group Multi-Fund | AccountSweepServiceMember
Prospectus:
Standard Benefit [Flag]	true
Group Multi-Fund | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Before the Annuity Commencement Date If a Participant under an allocated contract issued in connection with a Section 403(b) plan that is not subject to ERISA dies before the Annuity Commencement Date, we will pay the Beneficiary, if one is living, a Death Benefit equal to the greater of the following amounts: a.the Net Contributions, orb.the Participant's Account Value less any outstanding loan balance.No surrender charge or account charge is deducted from the Death Benefit. The Death Benefit will be determined at the end of the Valuation Period during which we approve the death claim, and are in receipt of both the proof of death and the election form of benefit. The Participant may designate a Beneficiary during the life of the Participant and change the Beneficiary by filing a written request with the Home Office. Each change of Beneficiary revokes any previous designation. Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Participant, the Death Benefit will be paid in one sum to the Participant's estate. All Death Benefit payments will be subject to the employers plan (if applicable) and to the laws and regulations governing Death Benefits. In addition, no payment of Death Benefit provided upon the death of the Participant will be allowed that does not satisfy the requirements of Code Section 72(s) or Section 401(a)(9) of the tax code. Death Benefits are taxable. See Federal Tax Matters – Taxation of Death Benefits. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract. The Death Benefit may be paid in a lump sum or under settlement options then available. If a lump sum settlement is elected, the proceeds will generally be paid within seven days of approval by us of the claim. This payment may be postponed as permitted by the 1940 Act.Additional Services These additional services are available to you: dollar-cost averaging (DCA), automatic withdrawal service/systematic withdrawal option, systematic transfer option, cross-reinvestment service/account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. These services will stop once we become aware of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI. Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer a designated amount from select variable Subaccounts, the fixed side of the contract or money market account into other subaccounts on a monthly basis. We may offer different time periods for new Contributions and for transfers of Contract Value. State variation may exist. Automatic Withdrawal Service. The automatic withdrawal service/systematic withdrawal option provides for an automatic periodic withdrawal of your Account Value. Systematic Transfer Service. The systematic transfer service allows you to fully liquidate your fixed account balance over 5 years and transfer the amounts into one or more of the Subaccounts. Cross-Reinvestment Service. The cross-reinvestment service/account sweep allows you to keep a designated amount in one Subaccount or the fixed account, and automatically transfer the excess to other Subaccounts of your choice. Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a predetermined level the percentage of Account Value allocated to each Subaccount or the fixed account.Discontinuance and Withdrawals Discontinuance. A group Contractowner may discontinue a group contract at any time by giving written notice to Lincoln Life. The contract will be deemed discontinued on the later of the Valuation Date the Contractowner specifies or the Valuation Date on which we receive the written notice. Lincoln Life may also give a group Contractowner written notice that the group contract will be discontinued by Lincoln Life if the plan does not qualify for special tax treatment under Section 401, 403, 408, 414 or 457 of the tax code. Lincoln Life will give the group Contractowner at least 15 days advance written notice in which to cure any remediable defaults before discontinuing the group contract. With respect to an allocated group contract, if the contract is discontinued due to the Contractowner's request, Participants will be given written notice. As of the date the contract is discontinued, no additional contributions will be accepted. However, transfers, withdrawals, and loans will continue to be permitted, in accordance with the terms of the contract. Subject to applicable regulatory requirements, if an allocated group contract is discontinued due to not qualifying for special tax treatment under Section 401, 403, 408, 414 or 457 of the tax code, the Account Value will be paid to the Contractowner or Participant, subject to the charges and restrictions applicable to a withdrawal of the entire account value. Participants will be given written notice. Subject to applicable regulatory requirements, if an unallocated group contract is discontinued, the Account Value will be paid to the Contractowner, subject to the charges and restrictions applicable to a withdrawal of the entire Account Value.In the event that Lincoln Life ceases to offer the contracts to new purchasers, we may also determine to deactivate a group contract by prohibiting additional contributions and/or the addition of new Participants under the contract. Contractowners will be given at least 90 days' notice of deactivation of the contract. Some contracts provide that the Account Value in the fixed side of the contract may be paid in a lump sum subject to a market value adjustment. This option is available under allocated group contracts if the contract is discontinued and the contract is subject to ERISA. It is also available within unallocated group contracts if 100% of the Account Value is requested. If this option is selected, the Account Value in the fixed side of the contract will be paid in a lump sum equal to the market value factor times the Account Value in the fixed side reduced by the sum of the surrender charges and the account charge times the number of Participants. The market value factor is the lesser of 1.00 or the ratio of:
Current Bond Price
Par Value of that Bond
The Current Bond Price will be calculated at the time of contract discontinuance and will be equal to the price of a bond: •issued with a maturity date of 6.5 years;•bearing interest at the weighted average of the declared interest rates in effect as of the discontinuance date; and•calculated to yield the Merrill Lynch Baa Intermediate Industrial Average for the week in which the notice of discontinuance is received.The amount payable will never be less than the principal in the fixed side of contract accumulated at an effective annual interest rate of 3.00%Withdrawals. Withdrawals of Account Value under the contract for any one of the following reasons (benefit responsive withdrawals) may be made at any time and in any amount, and are not subject to a surrender charge: •to make a payment due to the Participant's death, disability, retirement, or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the Participant's employer which would reduce the work force by more than 20%;•to make a payment for a participant hardship situation as permitted by the plan;•to make a payment pursuant to a Qualified Domestic Relations Order (QDRO); or•to purchase an annuity option under the contract.Upon receipt of request for payment due to a Participant's death, we will make a payment equal to the greater of the following amounts: •the Net Contributions, or•the Participant's Account Value less any outstanding loan balance.If a withdrawal for the entire Account Value is requested and there is an outstanding loan balance, the Account Value will be reduced by the amount of the outstanding loan balance. The remaining Account Value will be calculated at the end of the Valuation Period following the deduction of the loan balance. Withdrawals of Account Value that are not benefit responsive withdrawals are generally subject to a surrender charge in accordance with the terms of the contract. See – Charges and Other Deductions. Such withdrawals are also subject to certain additional conditions as follows: •Partial withdrawals of up to a cumulative percentage limit of 20% of the Account Value attributable to an unallocated group contract, or a Participant or Contractowner under an allocated group contract, may be made in each Contract Year without imposition of a surrender charge. (To determine the 20% limit, all partial withdrawals during the Contract Year, including the withdrawal amount being requested, are added together, and the sum is divided by the Account Value at the time of the requested withdrawal). Partial withdrawals in excess of the cumulative percentage limit in any Contract Year are subject to the surrender charge. In addition, if a complete withdrawal of all Account Value in the VAA is requested, then the entire amount of such withdrawal is subject to the surrender charge. In the event that a withdrawal of the entire Account Value allocated to both the VAA and the fixed side is requested, then the account charge will also be deducted from Account Value prior to payment.•Withdrawals of account value from the fixed side of the contract may be requested as either periodic elective withdrawals or systematic withdrawals.•In any 365-day period, a periodic elective withdrawal of up to 20% of Account Value per Contractowner or per Participant, as applicable, from the fixed side may be made. The cumulative percentage limit of 20% is the sum of all periodic elective transfers and withdrawals from the fixed side during the preceding 364-day period plus the amount of the requested withdrawal, divided by the then current Account Value in the fixed side. Periodic elective withdrawals (or transfers) from the fixed side in excess of this cumulative percentage limit will not be permitted.In addition, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:
Initial date	20%
First anniversary	20%
Second anniversary	25%
Third anniversary	33%
Fourth anniversary	50%
Fifth anniversary	100%
•The initial payment of a systematic withdrawal will be reduced by the amount of any periodic elective withdrawals (or transfers) from the fixed side during the immediately preceding 365-day period. Neither a Contractowner nor a Participant can make periodic elective withdrawals (or transfers) from the fixed side while a systematic withdrawal (or transfer) is effective, or for one calendar year after the systematic withdrawal (or transfer) election has been rescinded. In addition, while systematic withdrawal (or transfer) election is in effect, a Participant cannot allocate contributions to the fixed side.General. All withdrawal requests must be submitted to us on an approved Lincoln Life form, and, unless the contract has been issued in connection with a Section 403(b) plan not subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), must be authorized by the group Contractowner. In a 403(b) plan that is not subject to ERISA the Participant must submit the withdrawal request. Special restrictions on withdrawals apply if the contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. In order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant: •attains age 59½•separates from service•dies•becomes totally and permanently disabled and/or•experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Any withdrawal after an Annuity Commencement Date depends upon the annuity option selected. The Account Value available upon withdrawal is determined at the end of the Valuation Period during which the written request for withdrawal is received at the Home Office. Withdrawal payments from the VAA will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed side in the same proportion that the amount withdrawn bears to the total Account Value. As discussed above, there are charges associated with withdrawal of account value during the first ten contract years. See – Charges and Other Deductions-Surrender Charge. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining Account Value. If you specify that the charges be deducted from the remaining Account Value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge. The tax consequences of withdrawals are discussed later in this booklet. See – Federal Tax Matters. The contract will terminate when there is no Account Value remaining. See the contract for more information.
Group Multi-Fund | StandardMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,972
Surrender Expense, 3 Years, Maximum [Dollars]	15,113
Surrender Expense, 5 Years, Maximum [Dollars]	20,412
Surrender Expense, 10 Years, Maximum [Dollars]	31,377
No Surrender Expense, 1 Year, Maximum [Dollars]	2,841
No Surrender Expense, 3 Years, Maximum [Dollars]	8,710
No Surrender Expense, 5 Years, Maximum [Dollars]	14,840
No Surrender Expense, 10 Years, Maximum [Dollars]	31,377
Group Multi-Fund | BreakpointMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,738
Surrender Expense, 3 Years, Maximum [Dollars]	14,415
Surrender Expense, 5 Years, Maximum [Dollars]	19,245
Surrender Expense, 10 Years, Maximum [Dollars]	28,951
No Surrender Expense, 1 Year, Maximum [Dollars]	2,591
No Surrender Expense, 3 Years, Maximum [Dollars]	7,965
No Surrender Expense, 5 Years, Maximum [Dollars]	13,604
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,951